[MML BAY STATE LETTERHEAD APPEARS HERE]



                                                          May 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  MML Bay State Life Insurance Company
     MML Bay State Variable Life Separate Account I (Variable Life Select
       Segment)
     File No. 033-82060

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the "Company") and MML Bay State Variable Life Separate Account I - Variable Life Select (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in post-effective amendment number 5 to the Form S-6 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 26, 2000.


Sincerely,

/s/ Lynn S. Mercier, Esq.
-------------------------

Lynne S. Mercier
Counsel


LSM/ss